Basis of Preparation - Schedule of major subsidiaries (Details)	12 Months Ended
Jul. 31, 2022
HEXO Operations Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
HEXO USA Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
5048963 Ontario Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%